Supplemental Disclosure with Respect to Cash Flows - Additional Information (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Supplemental Disclosure With Respect To Cash Flows [Abstract]
Cash	$ 21,978	$ 31,474
Cash equivalents	$ 50